MARKETABLE SECURITIES (Schedule of marketable securities) (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Marketable Securities [Line Items]
Amortized cost	$ 71,749	$ 77,691
Gross unrealized gain	147	131
Gross unrealized loss	19	48
Fair value	71,877	77,774
Matures within one year [Member]
Marketable Securities [Line Items]
Amortized cost	47,012	59,323
Gross unrealized gain	69	66
Gross unrealized loss	3	22
Fair value	47,078	59,367
Matures after one year through three years [Member]
Marketable Securities [Line Items]
Amortized cost	24,737	18,368
Gross unrealized gain	78	65
Gross unrealized loss	16	26
Fair value	24,799	18,407
Corporate debentures [Member]
Marketable Securities [Line Items]
Gross unrealized loss		14
Fair value		35,825
Corporate debentures [Member] | Matures within one year [Member]
Marketable Securities [Line Items]
Amortized cost	20,926	28,757
Gross unrealized gain	36	38
Gross unrealized loss	2	6
Fair value	20,960	28,789
Corporate debentures [Member] | Matures after one year through three years [Member]
Marketable Securities [Line Items]
Amortized cost	14,671	9,460
Gross unrealized gain	62	46
Gross unrealized loss	6	8
Fair value	14,727	9,498
Government agencies [Member]
Marketable Securities [Line Items]
Gross unrealized loss		9
Fair value		11,883
Government agencies [Member] | Matures within one year [Member]
Marketable Securities [Line Items]
Amortized cost	1,079	10,845
Gross unrealized gain	3	4
Gross unrealized loss	0	7
Fair value	1,082	10,842
Government agencies [Member] | Matures after one year through three years [Member]
Marketable Securities [Line Items]
Amortized cost	3,199	1,043
Gross unrealized gain	0	0
Gross unrealized loss	8	2
Fair value	3,191	1,041
Government debentures [Member]
Marketable Securities [Line Items]
Gross unrealized loss		25
Fair value		30,066
Government debentures [Member] | Matures within one year [Member]
Marketable Securities [Line Items]
Amortized cost	25,007	19,721
Gross unrealized gain	30	24
Gross unrealized loss	1	9
Fair value	25,036	19,736
Government debentures [Member] | Matures after one year through three years [Member]
Marketable Securities [Line Items]
Amortized cost	6,867	7,865
Gross unrealized gain	16	19
Gross unrealized loss	2	16
Fair value	$ 6,881	$ 7,868